Future Amortization of Finite Lived Intangible Assets (Detail) - Mar. 31, 2024 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	₨ 21,827.1	$ 261.9
2026	19,843.8	238.1
2027	18,138.2	217.6
2028	16,298.0	195.6
2029	14,661.8	175.9
Thereafter	₨ 193,332.0	$ 2,319.8